Cover	3 Months Ended
Mar. 31, 2026
Document Information [Line Items]
Document Type	S-4/A
Amendment Flag	true
Entity Registrant Name	ATHENA TECHNOLOGY ACQUISITION CORP. II
Entity Central Index Key	0001882198
Entity Incorporation, State or Country Code	DE
Entity Filer Category	Non-accelerated Filer
Entity Small Business	true
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Amendment Description	Amendment No. 8